iShares
®
JPX-Nikkei 400 ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .3%
AZ-COM MARUWA Holdings, Inc. ............. 2,700 $ 13,326
Mitsui-Soko Holdings Co. Ltd. ................ 1,800 37,595
NIPPON EXPRESS HOLDINGS, INC. ........... 5,400 168,253
Sankyu, Inc. ............................ 900 47,966
Senko Group Holdings Co. Ltd. ............... 3,600 43,529
SG Holdings Co. Ltd. ...................... 9,000 85,417
Yamato Holdings Co. Ltd. ................... 7,200 81,470
477,556
a
Automobile Components  —  2 .8%
Aisin Corp. ............................. 13,500 183,285
Bridgestone Corp. ........................ 29,700 626,243
Denso Corp. ............................ 53,100 611,393
Koito Manufacturing Co. Ltd. ................. 5,400 85,362
NHK Spring Co. Ltd. ....................... 4,500 109,366
Nifco, Inc. .............................. 1,800 53,913
Niterra Co. Ltd. .......................... 4,500 299,038
Sumitomo Electric Industries Ltd. .............. 79,200 1,469,724
Toyo Tire Corp. .......................... 3,600 83,352
Toyoda Gosei Co. Ltd. ..................... 1,800 57,081
Toyota Boshoku Corp. ..................... 2,700 35,557
Yokohama Rubber Co. Ltd. (The) .............. 2,700 121,787
3,736,101
a
Automobiles  —  2 .8%
Honda Motor Co. Ltd. ...................... 101,700 916,089
Isuzu Motors Ltd. ......................... 13,500 179,769
Mazda Motor Corp. ....................... 18,000 120,385
Mitsubishi Motors Corp.
(a)
................... 21,600 41,814
Subaru Corp. ........................... 16,200 237,011
Suzuki Motor Corp. ....................... 40,500 489,877
Toyota Motor Corp. ....................... 92,720 1,553,291
Yamaha Motor Co. Ltd. ..................... 27,000 205,017
3,743,253
a
Banks  —  7 .7%
Chiba Bank Ltd. (The) ...................... 16,200 248,168
Fukuoka Financial Group, Inc. ................ 4,500 190,900
Mebuki Financial Group, Inc. ................. 25,200 221,234
Mitsubishi UFJ Financial Group, Inc. ............ 114,300 2,277,190
Mizuho Financial Group, Inc. ................. 60,350 2,898,538
Resona Holdings, Inc. ..................... 65,700 856,599
Seven Bank Ltd. ......................... 26,100 45,303
Sumitomo Mitsui Financial Group, Inc. ........... 66,600 2,610,656
Sumitomo Mitsui Trust Group, Inc. ............. 18,908 706,024
Yokohama Financial Group, Inc. ............... 27,900 300,468
10,355,080
a
Beverages  —  0 .7%
Asahi Group Holdings Ltd. ................... 41,400 393,576
Kirin Holdings Co. Ltd. ..................... 19,800 341,474
Suntory Beverage & Food Ltd. ................ 3,600 100,318
Takara Holdings, Inc. ...................... 4,500 62,321
897,689
a
Biotechnology  —  0 .0%
PeptiDream, Inc.
(b)
........................ 2,700 17,747
a
Broadline Retail  —  0 .6%
ASKUL Corp. ........................... 1,800 13,224
J Front Retailing Co. Ltd. .................... 6,300 141,139
Mercari, Inc.
(b)
........................... 2,700 68,129
Pan Pacific International Holdings Corp. ......... 58,500 296,509
Security Shares Value
a
Broadline Retail (continued)
Ryohin Keikaku Co. Ltd. .................... 12,600 $ 275,411
794,412
a
Building Products  —  1 .2%
Daikin Industries Ltd. ...................... 7,200 1,098,279
Nichias Corp. ........................... 3,600 88,351
Sanwa Holdings Corp. ..................... 5,400 126,598
Takasago Thermal Engineering Co. Ltd. ......... 2,700 85,208
TOTO Ltd. ............................. 3,600 192,781
1,591,217
a
Capital Markets  —  1 .4%
Daiwa Securities Group, Inc. ................. 38,700 383,817
Japan Exchange Group, Inc. ................. 29,700 375,881
Nihon M&A Center Holdings, Inc. .............. 9,000 35,419
Nomura Holdings, Inc. ..................... 88,200 774,390
SBI Holdings, Inc. ........................ 18,900 309,937
1,879,444
a
Chemicals  —  3 .9%
ADEKA Corp. ........................... 1,800 46,934
Daicel Corp. ............................ 6,300 53,518
Kansai Paint Co. Ltd. ...................... 4,500 73,625
Kuraray Co. Ltd. ......................... 7,200 74,324
Mitsubishi Chemical Group Corp. .............. 37,800 265,240
Mitsubishi Gas Chemical Co., Inc. ............. 3,600 113,889
Mitsui Chemicals, Inc. ...................... 9,900 131,220
Nippon Paint Holdings Co. Ltd. ................ 28,800 187,850
Nippon Sanso Holdings Corp. ................ 6,300 233,692
Nissan Chemical Corp. ..................... 2,700 142,029
Nitto Denko Corp. ........................ 16,200 318,715
NOF Corp. ............................. 6,300 102,900
Resonac Holdings Corp. .................... 5,400 600,687
Shin-Etsu Chemical Co. Ltd. ................. 48,600 2,118,448
Sumitomo Bakelite Co. Ltd. .................. 1,800 83,621
Taiyo Holdings Co. Ltd. ..................... 2,700 82,877
Tokyo Ohka Kogyo Co. Ltd. .................. 2,700 191,826
Toray Industries, Inc. ...................... 36,900 258,471
Tosoh Corp. ............................ 7,200 130,759
5,210,625
a
Commercial Services & Supplies  —  0 .6%
Dai Nippon Printing Co. Ltd. ................. 11,700 214,677
Japan Elevator Service Holdings Co. Ltd. ......... 4,500 48,333
Okamura Corp. .......................... 900 12,714
Park24 Co. Ltd. .......................... 3,600 44,791
Pilot Corp. ............................. 2,700 28,165
Secom Co. Ltd. .......................... 10,500 417,125
765,805
a
Construction & Engineering  —  1 .2%
COMSYS Holdings Corp. ................... 2,700 91,149
EXEO Group, Inc. ........................ 5,400 92,346
Hazama Ando Corp. ....................... 4,500 49,917
INFRONEER Holdings, Inc. .................. 5,400 89,490
Kajima Corp. ............................ 11,700 426,500
Kandenko Co. Ltd. ........................ 2,700 112,702
Kraftia Corp. ............................ 900 52,008
Obayashi Corp. .......................... 16,200 327,378
SHO-BOND Holdings Co. Ltd. ................ 4,500 34,693
Taisei Corp. ............................ 4,500 398,351
1,674,534
a
Consumer Finance  —  0 .2%
Acom Co. Ltd. ........................... 9,900 27,792
Credit Saison Co. Ltd. ...................... 2,700 73,847

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Consumer Finance (continued)
Jaccs Co. Ltd. ........................... 1,800 $ 39,188
Marui Group Co. Ltd. ...................... 4,500 79,417
Muninova Holdings, Inc. .................... 9,000 24,424
244,668
a
Consumer Staples Distribution & Retail  —  1 .0%
Blue Zones Holdings Co. Ltd. ................. 3,600 38,791
Cosmos Pharmaceutical Corp. ................ 900 34,175
Create SD Holdings Co. Ltd. ................. 900 18,021
Kobe Bussan Co. Ltd. ...................... 5,400 87,300
Kusuri no Aoki Holdings Co. Ltd. .............. 1,800 40,010
Life Corp. .............................. 900 14,644
MatsukiyoCocokara & Co. ................... 9,900 146,221
Seven & i Holdings Co. Ltd. .................. 63,900 766,313
Sugi Holdings Co. Ltd. ..................... 3,600 69,965
Sundrug Co. Ltd. ......................... 1,800 42,123
Tsuruha Holdings, Inc. ..................... 8,460 107,080
1,364,643
a
Diversified Telecommunication Services  —  1 .0%
Internet Initiative Japan, Inc. ................. 2,700 53,287
NTT, Inc. .............................. 1,389,600 1,236,089
U-Next Holdings Co. Ltd. .................... 1,800 18,290
1,307,666
a
Electric Utilities  —  0 .8%
Chubu Electric Power Co., Inc. ................ 19,800 374,108
Hokkaido Electric Power Co., Inc.
(a)
............. 5,400 30,957
Kansai Electric Power Co., Inc. (The) ........... 29,700 419,716
Kyushu Electric Power Co., Inc. ............... 12,600 127,720
Shikoku Electric Power Co., Inc. ............... 5,400 49,028
Tohoku Electric Power Co., Inc. ............... 14,400 94,680
1,096,209
a
Electrical Equipment  —  3 .2%
Fuji Electric Co. Ltd. ....................... 3,600 304,937
Fujikura Ltd. ............................ 43,200 1,712,529
Mitsubishi Electric Corp. .................... 60,300 2,211,471
SWCC Corp. ............................ 900 76,444
4,305,381
a
Electronic Equipment, Instruments & Components  —  7 .3%
Amano Corp. ........................... 1,800 40,411
Azbil Corp. ............................. 12,600 134,186
Canon Marketing Japan, Inc. ................. 2,700 57,520
Citizen Watch Co. Ltd. ..................... 4,500 67,610
Daiwabo Holdings Co. Ltd. .................. 1,800 38,354
Dexerials Corp. .......................... 4,500 119,773
Hamamatsu Photonics KK ................... 8,100 135,364
Hirose Electric Co. Ltd. ..................... 900 161,616
Horiba Ltd. ............................. 900 154,534
Ibiden Co. Ltd. ........................... 7,200 1,087,065
Jeol Ltd. ............................... 900 41,744
Kaga Electronics Co. Ltd. ................... 900 23,492
Keyence Corp. .......................... 4,044 2,044,189
Macnica Holdings, Inc. ..................... 3,600 70,483
Maruwa Co. Ltd. ......................... 200 89,250
Meiko Electronics Co. Ltd. ................... 900 176,102
Murata Manufacturing Co. Ltd. ................ 52,200 3,747,164
Omron Corp. ............................ 4,500 162,630
Shimadzu Corp. .......................... 7,200 183,632
TDK Corp. ............................. 46,800 1,049,926
Tokyo Electron Device Ltd. .................. 900 21,791
Yokogawa Electric Corp. .................... 5,400 189,773
9,796,609
a
Security Shares Value
a
Energy Equipment & Services  —  0 .1%
Modec, Inc. ............................. 1,800 $ 103,401
a
Entertainment  —  1 .2%
Anycolor, Inc. ........................... 900 12,464
Capcom Co. Ltd. ......................... 10,800 198,670
GungHo Online Entertainment, Inc. ............. 990 13,355
Koei Tecmo Holdings Co. Ltd. ................ 3,680 34,392
Konami Group Corp. ...................... 2,700 295,777
Nexon Co. Ltd. .......................... 12,600 167,455
Nintendo Co. Ltd. ......................... 16,200 681,048
Square Enix Holdings Co. Ltd. ................ 8,100 120,312
Toei Animation Co. Ltd. ..................... 1,800 26,945
Toho Co. Ltd. ........................... 13,500 107,978
1,658,396
a
Financial Services  —  1 .3%
Financial Partners Group Co. Ltd. .............. 1,800 17,164
Fuyo General Lease Co. Ltd. ................. 1,800 46,901
GMO Payment Gateway, Inc. ................. 900 51,463
Mitsubishi HC Capital, Inc. ................... 27,000 219,322
Mizuho Leasing Co. Ltd. .................... 3,600 27,977
ORIX Corp. ............................. 32,400 1,234,165
Sony Financial Group, Inc. .................. 62,100 54,110
Tokyo Century Corp. ....................... 4,500 69,373
Zenkoku Hosho Co. Ltd. .................... 3,600 67,499
1,787,974
a
Food Products  —  1 .5%
Ajinomoto Co., Inc. ........................ 25,800 940,646
Calbee, Inc. ............................ 2,700 49,053
Kagome Co. Ltd. ......................... 4,500 72,958
Kikkoman Corp. .......................... 18,000 184,650
Kotobuki Spirits Co. Ltd. .................... 2,700 41,447
MEIJI Holdings Co. Ltd. .................... 7,200 167,257
Morinaga & Co. Ltd. ....................... 1,800 28,761
Morinaga Milk Industry Co. Ltd. ............... 7,200 56,127
Nichirei Corp. ........................... 4,500 60,249
Nissin Foods Holdings Co. Ltd. ............... 6,300 107,861
Nissui Corp. ............................ 8,100 64,105
Toyo Suisan Kaisha Ltd. .................... 2,700 172,930
Yakult Honsha Co. Ltd. ..................... 7,200 121,096
2,067,140
a
Gas Utilities  —  0 .5%
Nippon Gas Co. Ltd. ....................... 2,700 47,802
Osaka Gas Co. Ltd. ....................... 9,900 333,565
Tokyo Gas Co. Ltd. ....................... 9,000 340,792
722,159
a
Ground Transportation  —  1 .1%
Central Japan Railway Co. .................. 22,500 480,263
Keikyu Corp. ............................ 7,200 65,356
Keio Corp. ............................. 13,500 62,215
Keisei Electric Railway Co. Ltd. ............... 9,900 70,850
Kintetsu Group Holdings Co. Ltd. .............. 5,400 112,358
Kyushu Railway Co. ....................... 4,500 96,937
Odakyu Electric Railway Co. Ltd. .............. 9,000 92,444
Seibu Holdings, Inc. ....................... 5,400 105,785
Tokyu Corp. ............................ 14,400 148,575
West Japan Railway Co. .................... 13,500 226,108
1,460,891
a
Health Care Equipment & Supplies  —  2 .1%
Asahi Intecc Co. Ltd. ...................... 6,300 147,710
Hoya Corp. ............................. 10,700 1,725,924
Nakanishi, Inc. .......................... 1,800 33,195

iShares
®
JPX-Nikkei 400 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Nihon Kohden Corp. ....................... 4,500 $ 39,711
Olympus Corp. .......................... 29,700 310,994
Sysmex Corp. ........................... 13,500 121,445
Terumo Corp. ........................... 36,000 491,671
2,870,650
a
Health Care Providers & Services  —  0 .1%
Medipal Holdings Corp. ..................... 6,300 102,075
Ship Healthcare Holdings, Inc. ................ 1,800 24,041
126,116
a
Health Care Technology  —  0 .1%
M3, Inc. ............................... 10,800 120,377
a
Hotels, Restaurants & Leisure  —  0 .8%
Food & Life Companies Ltd. ................. 7,200 217,167
McDonald's Holdings Co. Japan Ltd.
(a)
........... 3,600 165,614
Oriental Land Co. Ltd. ..................... 32,400 493,385
Resorttrust, Inc. .......................... 4,500 48,276
Round One Corp. ........................ 5,400 38,832
Zensho Holdings Co. Ltd. ................... 2,700 134,421
1,097,695
a
Household Durables  —  2 .9%
Haseko Corp. ........................... 4,500 79,040
Iida Group Holdings Co. Ltd. ................. 4,500 60,690
JVCKenwood Corp. ....................... 4,500 31,454
Open House Group Co. Ltd. ................. 1,800 93,992
Panasonic Holdings Corp. ................... 65,700 1,848,363
Rinnai Corp. ............................ 2,700 59,381
Sangetsu Corp. .......................... 2,700 49,394
Sekisui House Ltd. ........................ 16,200 336,792
Sony Group Corp. ........................ 60,300 1,213,481
Sumitomo Forestry Co. Ltd. .................. 15,300 127,731
Tama Home Co. Ltd. ...................... 900 16,797
Tamron Co. Ltd. .......................... 3,700 26,424
3,943,539
a
Household Products  —  0 .2%
Lion Corp. ............................. 6,300 66,472
Unicharm Corp. .......................... 34,200 198,187
264,659
a
Independent Power and Renewable Electricity Producers  —  0 .1%
Electric Power Development Co. Ltd. ........... 4,500 101,684
a
Industrial Conglomerates  —  1 .3%
Hikari Tsushin, Inc. ........................ 600 131,841
Hitachi Ltd. ............................. 54,000 1,494,509
Mitsui Matsushima Holdings Co. Ltd.
(b)
........... 900 8,335
Sekisui Chemical Co. Ltd. ................... 11,700 187,614
1,822,299
a
Insurance  —  3 .6%
Daiichi Life Group, Inc. ..................... 103,500 1,130,089
MS&AD Insurance Group Holdings, Inc. ......... 33,300 863,134
Sompo Holdings, Inc. ...................... 27,000 1,025,738
Tokio Marine Holdings, Inc. .................. 40,500 1,780,737
4,799,698
a
Interactive Media & Services  —  0 .2%
Kakaku.com, Inc. ......................... 3,600 75,236
LY Corp. ............................... 81,000 215,586
290,822
a
Security Shares Value
a
IT Services  —  2 .1%
BIPROGY, Inc. .......................... 1,800 $ 47,398
Dentsu Soken, Inc. ........................ 1,800 23,820
Fujitsu Ltd. ............................. 50,400 1,001,448
Future Corp. ............................ 1,800 16,992
GMO internet group, Inc. .................... 1,800 37,215
NEC Corp. ............................. 35,800 864,294
Nomura Research Institute Ltd. ............... 10,864 304,778
NS Solutions Corp. ....................... 1,800 37,791
NSD Co. Ltd. ........................... 1,800 27,349
Obic Co. Ltd. ............................ 9,900 232,500
Otsuka Corp. ........................... 6,300 107,859
SHIFT, Inc.
(a) (b)
........................... 5,400 22,535
TISI, Inc. .............................. 5,400 105,674
2,829,653
a
Leisure Products  —  0 .7%
Bandai Namco Holdings, Inc. ................. 14,400 333,808
Noritsu Koki Co. Ltd. ...................... 1,800 22,473
Sankyo Co. Ltd. .......................... 4,500 43,900
Sega Sammy Holdings, Inc. .................. 4,500 61,263
Shimano, Inc. ........................... 2,700 287,983
Tomy Co. Ltd. ........................... 2,700 53,120
Tsuburaya Fields Holdings, Inc. ............... 900 7,723
Yamaha Corp. ........................... 9,000 63,692
Yonex Co. Ltd. ........................... 1,800 25,761
899,723
a
Machinery  —  6 .5%
Amada Co. Ltd. .......................... 7,200 132,583
Daifuku Co. Ltd. .......................... 9,000 398,700
DMG Mori Co. Ltd. ........................ 3,600 78,135
Ebara Corp. ............................ 10,800 422,955
FANUC Corp. ........................... 26,100 1,201,804
Hitachi Construction Machinery Co. Ltd. ......... 1,800 59,010
Hoshizaki Corp. .......................... 3,600 117,783
IHI Corp. .............................. 28,800 486,237
Kanadevia Corp. ......................... 4,500 35,527
Kawasaki Heavy Industries Ltd. ............... 19,800 358,322
Komatsu Ltd. ........................... 27,000 1,054,281
Kubota Corp. ........................... 27,900 466,836
Makita Corp. ............................ 7,200 258,921
MINEBEA MITSUMI, Inc. ................... 9,000 266,966
MISUMI Group, Inc. ....................... 8,100 201,828
Mitsubishi Heavy Industries Ltd. ............... 68,400 1,554,232
Mitsui E&S Co. Ltd. ....................... 2,700 68,961
Miura Co. Ltd. ........................... 2,700 52,629
Namura Shipbuilding Co. Ltd. ................ 1,800 39,837
NGK Corp. ............................. 6,300 296,914
Nomura Micro Science Co. Ltd. ............... 900 27,718
Organo Corp. ........................... 900 92,032
SMC Corp. ............................. 1,600 715,338
Takeuchi Manufacturing Co. Ltd. .............. 900 39,540
Tsugami Corp. ........................... 900 45,292
Yaskawa Electric Corp. ..................... 6,300 277,880
8,750,261
a
Marine Transportation  —  0 .7%
Iino Kaiun Kaisha Ltd. ...................... 1,800 15,495
Kawasaki Kisen Kaisha Ltd. .................. 11,700 179,332
Mitsui OSK Lines Ltd. ...................... 9,900 317,141
Nippon Yusen KK ......................... 11,700 378,429
890,397
a

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Metals & Mining  —  1 .4%
ARE Holdings, Inc. ........................ 1,800 $ 32,845
Daido Steel Co. Ltd. ....................... 3,600 61,814
Dowa Holdings Co. Ltd. .................... 1,800 97,231
JFE Holdings, Inc. ........................ 18,000 173,781
Kobe Steel Ltd. .......................... 10,800 125,273
Mitsui Kinzoku Co. Ltd. ..................... 1,800 481,662
Nippon Steel Corp. ........................ 153,900 509,891
Sumitomo Metal Mining Co. Ltd. ............... 7,200 333,940
Tokyo Steel Manufacturing Co. Ltd. ............. 900 9,361
Yamato Kogyo Co. Ltd. ..................... 900 67,645
1,893,443
a
Oil, Gas & Consumable Fuels  —  1 .1%
Cosmo Energy Holdings Co. Ltd. .............. 2,700 63,075
ENEOS Holdings, Inc. ..................... 76,500 566,281
Idemitsu Kosan Co. Ltd. .................... 22,500 166,215
Inpex Corp. ............................. 25,200 508,491
Itochu Enex Co. Ltd. ....................... 1,800 22,178
Iwatani Corp. ........................... 5,400 63,518
Japan Petroleum Exploration Co. Ltd. ........... 4,500 44,103
1,433,861
a
Paper & Forest Products  —  0 .1%
Oji Holdings Corp. ........................ 21,600 106,111
a
Passenger Airlines  —  0 .4%
ANA Holdings, Inc. ........................ 15,300 280,099
Japan Airlines Co. Ltd. ..................... 12,600 220,177
500,276
a
Personal Care Products  —  0 .5%
Kao Corp. .............................. 27,000 535,104
Kobayashi Pharmaceutical Co. Ltd.
(b)
........... 1,800 60,409
Rohto Pharmaceutical Co. Ltd. ................ 5,400 79,238
674,751
a
Pharmaceuticals  —  2 .9%
Astellas Pharma, Inc. ...................... 47,740 638,602
Chugai Pharmaceutical Co. Ltd. ............... 17,100 789,903
Daiichi Sankyo Co. Ltd. ..................... 50,409 810,590
Eisai Co. Ltd. ........................... 7,200 181,499
Kyowa Kirin Co. Ltd. ....................... 6,300 100,270
Nippon Shinyaku Co. Ltd. ................... 1,800 44,572
Ono Pharmaceutical Co. Ltd. ................. 11,700 171,984
Otsuka Holdings Co. Ltd. ................... 12,200 812,022
Shionogi & Co. Ltd. ....................... 19,800 338,313
3,887,755
a
Professional Services  —  1 .6%
BayCurrent, Inc. ......................... 4,500 167,951
dip Corp. .............................. 900 10,337
JAC Recruitment Co. Ltd. ................... 1,800 9,480
MEITEC Group Holdings, Inc. ................ 2,700 51,751
Open Up Group, Inc. ...................... 900 10,652
Pasona Group, Inc. ....................... 900 8,332
Persol Holdings Co. Ltd. .................... 54,900 83,534
Recruit Holdings Co. Ltd. ................... 25,200 1,753,389
Visional, Inc.
(b)
........................... 900 43,191
2,138,617
a
Real Estate Management & Development  —  2 .3%
Daito Trust Construction Co. Ltd. .............. 9,000 171,929
Daiwa House Industry Co. Ltd. ................ 15,300 414,580
Hulic Co. Ltd. ........................... 15,300 160,209
Katitas Co. Ltd. .......................... 1,800 36,845
Leopalace21 Corp. ........................ 4,500 18,109
Security Shares Value
a
Real Estate Management & Development (continued)
Mitsubishi Estate Co. Ltd. ................... 32,400 $ 826,238
Mitsui Fudosan Co. Ltd. .................... 78,300 725,717
Nomura Real Estate Holdings, Inc. ............. 14,400 82,986
Relo Group, Inc. ......................... 2,700 33,200
Starts Corp., Inc. ......................... 900 25,183
Sumitomo Realty & Development Co. Ltd. ........ 15,300 355,223
Tokyo Tatemono Co. Ltd. .................... 4,500 91,812
Tokyu Fudosan Holdings Corp. ................ 14,400 115,376
Tosei Corp. ............................. 900 9,415
3,066,822
a
Semiconductors & Semiconductor Equipment  —  9 .2%
Advantest Corp. .......................... 16,500 3,394,517
Disco Corp. ............................. 2,700 1,404,630
Lasertec Corp. .......................... 2,300 730,568
Mitsui High-Tec, Inc. ....................... 2,700 15,983
Renesas Electronics Corp. .................. 53,100 1,639,135
Rorze Corp. ............................ 3,600 109,950
Sanken Electric Co. Ltd.
(b)
................... 900 64,197
SCREEN Holdings Co. Ltd. .................. 3,600 403,837
Shibaura Mechatronics Corp. ................. 1,800 52,613
SUMCO Corp. ........................... 10,800 273,873
Tokyo Electron Ltd. ....................... 8,300 4,024,286
Tokyo Seimitsu Co. Ltd. .................... 900 114,437
Ulvac, Inc.
(b)
............................ 1,800 116,875
12,344,901
a
Software  —  0 .2%
Justsystems Corp. ........................ 900 20,349
Oracle Corp. ............................ 900 46,131
Rakus Co. Ltd. .......................... 5,400 31,630
Systena Corp. ........................... 8,100 19,814
Trend Micro, Inc. ......................... 3,600 133,375
251,299
a
Specialty Retail  —  2 .1%
ABC-Mart, Inc. .......................... 3,600 62,005
and ST HD Co. Ltd. ....................... 900 19,179
Fast Retailing Co. Ltd. ..................... 3,900 1,998,143
IDOM, Inc. ............................. 1,800 15,125
Nextage Co. Ltd. ......................... 900 22,752
Nitori Holdings Co. Ltd. ..................... 9,700 143,738
Nojima Corp. ............................ 5,400 44,162
PAL GROUP Holdings Co. Ltd. ................ 1,800 16,296
Sanrio Co. Ltd. .......................... 28,800 194,840
Shimamura Co. Ltd. ....................... 3,600 74,131
USS Co. Ltd. ............................ 10,800 126,857
Workman Co. Ltd. ........................ 900 37,909
ZOZO, Inc. ............................. 9,000 63,600
2,818,737
a
Technology Hardware, Storage & Peripherals  —  1 .2%
Brother Industries Ltd. ..................... 6,300 143,317
Canon, Inc. ............................. 24,300 622,332
FUJIFILM Holdings Corp. ................... 33,300 712,402
Seiko Epson Corp. ........................ 7,200 120,513
1,598,564
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Asics Corp. ............................. 20,700 563,013
Goldwin, Inc. ............................ 2,700 36,275
599,288
a
Tobacco  —  0 .9%
Japan Tobacco, Inc. ....................... 32,400 1,195,543
a

iShares
®
JPX-Nikkei 400 ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Trading Companies & Distributors  —  7 .2%
Hanwa Co. Ltd. .......................... 4,500 $ 47,235
Inabata & Co. Ltd. ........................ 1,800 43,171
ITOCHU Corp. .......................... 153,000 1,746,133
Kanematsu Corp. ......................... 5,400 69,016
Marubeni Corp. .......................... 44,100 1,285,673
Mitsubishi Corp. .......................... 79,200 2,118,772
Mitsui & Co. Ltd. ......................... 77,400 2,161,238
MonotaRO Co. Ltd. ....................... 8,100 92,127
Sojitz Corp. ............................. 5,420 173,873
Sumitomo Corp. ......................... 136,800 1,314,876
Toyota Tsusho Corp. ....................... 17,100 636,499
9,688,613
a
Wireless Telecommunication Services  —  4 .2%
KDDI Corp. ............................. 77,400 1,300,142
SoftBank Corp. .......................... 876,600 1,119,356
SoftBank Group Corp. ..................... 85,500 3,171,475
5,590,973
a
Total Long-Term Investments — 99.5%
(Cost: $ 129,450,245 ) ................................ 133,655,727
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 242,752 $ 242,825
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................ 52,689 52,689
a
Total Short-Term Securities — 0.2%
(Cost: $ 295,491 ) ................................... 295,514
Total Investments — 99.7%
(Cost: $ 129,745,736 ) ................................ 133,951,241
Other Assets Less Liabilities — 0 .3% ..................... 407,919
Net Assets — 100.0% ................................. $ 134,359,160
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 271,817  $ —  $ (28,965)
(a)
$ (101) $ 74  $ 242,825  242,752  $ 1,501
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... —  52,689
(a)
—  —  —  52,689  52,689  322  —
$ —  $ (101) $ 74
$ 295,514
$ 1,823  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini TOPIX Index ...................................................................... 27 09/10/26 $ 672 $ 30,491

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
JPX-Nikkei 400 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,179,388  $ 132,476,339  $ —  $ 133,655,727
Short-Term Securities
Money Market Funds ...................................... 295,514  —  —  295,514
$ 1,474,902  $ 132,476,339  $ —  $ 133,951,241
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 30,491  $ —  $ —  $ 30,491
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.